Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2005 Portfolio℠
March 31, 2024
VIPF2005-NPRT1-0524
1.830285.118
Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	2,350	133,128
VIP Equity-Income Portfolio Initial Class (a)	4,017	108,308
VIP Growth & Income Portfolio Initial Class (a)	4,987	148,598
VIP Growth Portfolio Initial Class (a)	2,073	220,692
VIP Mid Cap Portfolio Initial Class (a)	847	34,106
VIP Value Portfolio Initial Class (a)	3,740	75,847
VIP Value Strategies Portfolio Initial Class (a)	2,125	37,684
TOTAL DOMESTIC EQUITY FUNDS (Cost $428,563)		758,363

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	43,670	476,445
VIP Overseas Portfolio Initial Class (a)	25,048	695,580
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $819,193)		1,172,025

Bond Funds - 63.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	170,820	1,542,508
Fidelity International Bond Index Fund (a)	22,298	204,471
Fidelity Long-Term Treasury Bond Index Fund (a)	26,747	260,517
VIP High Income Portfolio Initial Class (a)	33,108	155,275
VIP Investment Grade Bond II Portfolio - Initial Class (a)	408,936	3,843,997
TOTAL BOND FUNDS (Cost $6,336,875)		6,006,768

Short-Term Funds - 15.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.14% (a)(b) (Cost $1,476,395)	1,476,395	1,476,395

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,061,026)	9,413,551
NET OTHER ASSETS (LIABILITIES) - 0.0%	(336)
NET ASSETS - 100.0%	9,413,215

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,524,118	178,498	158,509	526	(5,866)	4,267	1,542,508
Fidelity International Bond Index Fund	226,439	27,254	48,563	1,481	(2,711)	2,052	204,471
Fidelity Long-Term Treasury Bond Index Fund	297,434	30,905	56,888	2,330	(8,082)	(2,852)	260,517
VIP Contrafund Portfolio Initial Class	91,403	40,740	16,096	461	422	16,659	133,128
VIP Emerging Markets Portfolio Initial Class	444,510	63,500	47,079	394	534	14,980	476,445
VIP Equity-Income Portfolio Initial Class	74,119	39,356	13,789	482	404	8,218	108,308
VIP Government Money Market Portfolio Initial Class 5.14%	1,623,501	250,269	397,375	19,017	-	-	1,476,395
VIP Growth & Income Portfolio Initial Class	101,885	52,654	19,349	864	565	12,843	148,598
VIP Growth Portfolio Initial Class	151,368	70,171	25,182	2,767	468	23,867	220,692
VIP High Income Portfolio Initial Class	146,997	16,494	11,151	64	(234)	3,169	155,275
VIP Investment Grade Bond II Portfolio - Initial Class	3,475,960	621,020	232,490	2,228	(10,257)	(10,236)	3,843,997
VIP Mid Cap Portfolio Initial Class	23,198	12,183	4,545	494	148	3,122	34,106
VIP Overseas Portfolio Initial Class	643,215	76,324	72,320	2,500	3,482	44,879	695,580
VIP Value Portfolio Initial Class	51,694	29,286	10,053	1,303	351	4,569	75,847
VIP Value Strategies Portfolio Initial Class	25,581	14,508	5,241	419	212	2,624	37,684
	8,901,422	1,523,162	1,118,630	35,330	(20,564)	128,161	9,413,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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